Goldman Sachs Clean Energy Income Fund Expense Example, No Redemption - Class A C Inst Inv R6 Shares [Member] - Goldman Sachs Clean Energy Income Fund - Class C Shares	Nov. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, By Year, Column [Optional Text]	Class C Shares – Assuming no redemption
Expense Example, No Redemption, 1 Year	$ 204
Expense Example, No Redemption, 3 Years	879
Expense Example, No Redemption, 5 Years	1,578
Expense Example, No Redemption, 10 Years	$ 3,439